PROSPECTUS SUPPLEMENT DATED JUNE 30, 2008

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, B, C AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUND LISTED BELOW:

AIM Utilities Fund

Effective July 1, 2008, the following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 3 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

                                                                                  INVESTOR
(fees paid directly from your investment)           CLASS A   CLASS B   CLASS C     CLASS
-------------------------------------------------   -------   -------   -------   --------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)               5.50%      None      None      None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price or
redemption proceeds, whichever is less)             None(1)    5.00%     1.00%      None

ANNUAL FUND OPERATING EXPENSES(2)

                                                                                  INVESTOR
(expenses that are deducted from fund assets)       CLASS A   CLASS B   CLASS C     CLASS
-------------------------------------------------   -------   -------   -------   --------
Management Fees                                      0.73%     0.73%     0.73%     0.73%
Distribution and/or Service (12b-1) Fees             0.25      1.00      1.00      0.25
Other Expenses                                       0.36      0.36      0.36      0.36
Acquired Fund Fees And Expenses                      0.01      0.01      0.01      0.01
Total Annual Fund Operating Expenses                 1.35      2.10      2.10      1.35

(1) A contingent deferred sales charge may apply in some cases. See "General Information--Contingent Deferred Sales Charges (CDSCs)".

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year;

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

     (v)  incur applicable initial sales charges (see "General
          Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class A           $680      $954     $1,249   $2,085
Class B            713       958      1,329    2,240(1)
Class C            313       658      1,129    2,431
Investor Class     137       428        739    1,624

     You would pay the following expenses if you did not redeem your shares:

                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                 ------   -------   -------   --------
Class A           $680      $954     $1,249   $2,085
Class B            213       658      1,129    2,240(1)
Class C            213       658      1,129    2,431
Investor Class     137       428        739    1,624

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

Effective July 1, 2008, the following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10 year period;

     -    Your investment has a 5% return before expenses each year;

     - Hypotheticals both with and without any applicable initial sales charge applied (see "General Information - Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     -    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
(INCLUDES
MAXIMUM
SALES
CHARGE)        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
   Expense
   Ratio(1)       1.35%        1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%
Cumulative
   Return
   Before
   Expenses       5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
   Return
   After
   Expenses      (2.05%)       1.52%       5.23%       9.07%      13.05%      17.18%      21.46%      25.89%      30.48%      35.25%
End of Year
   Balance   $9,794.93   $10,152.44  $10,523.00  $10,907.09  $11,305.20  $11,717.84  $12,145.54  $12,588.86  $13,048.35  $13,524.61
Estimated
   Annual
   Expenses  $  679.90   $   134.64  $   139.56  $   144.65  $   149.93  $   155.41  $   161.08  $   166.96  $   173.05  $   179.37

CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
   Expense
   Ratio(1)        1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%
Cumulative
   Return
   Before
   Expenses        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
   Return
   After
   Expenses        3.65%       7.43%      11.35%      15.42%      19.63%      24.00%      28.52%      33.22%      38.08%      43.12%
End of Year
   Balance   $10,365.00  $10,743.32  $11,135.45  $11,541.90  $11,963.18  $12,399.83  $12,852.43  $13,321.54  $13,807.78  $14,311.76
Estimated
   Annual
   Expenses  $   137.46  $   142.48  $   147.68  $   153.07  $   158.66  $   164.45  $   170.45  $   176.67  $   183.12  $   189.81

CLASS B(2)     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
   Expense
   Ratio(1)        2.10%       2.10%       2.10%       2.10%       2.10%       2.10%       2.10%       2.10%       1.35%       1.35%
Cumulative
   Return
   Before
   Expenses        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
   Return
   After
   Expenses        2.90%       5.88%       8.95%      12.11%      15.37%      18.71%      22.15%      25.70%      30.28%      35.04%
End of Year
   Balance   $10,290.00  $10,588.41  $10,895.47  $11,211.44  $11,536.57  $11,871.14  $12,215.40  $12,569.64  $13,028.44  $13,503.97
Estimated
   Annual
   Expenses  $   213.05  $   219.22  $   225.58  $   232.12  $   238.85  $   245.78  $   252.91  $   260.24  $   172.79  $   179.09

CLASS C(2)     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
   Expense
   Ratio(1)        2.10%       2.10%       2.10%       2.10%       2.10%       2.10%       2.10%       2.10%       2.10%       2.10%
Cumulative
   Return
   Before
   Expenses        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
   Return
   After
   Expenses        2.90%       5.88%       8.95%      12.11%      15.37%      18.71%      22.15%      25.70%      29.34%      33.09%
End of Year
   Balance   $10,290.00  $10,588.41  $10,895.47  $11,211.44  $11,536.57  $11,871.14  $12,215.40  $12,569.64  $12,934.16  $13,309.26
Estimated
   Annual
   Expenses  $   213.05  $   219.22  $   225.58  $   232.12  $   238.85  $   245.78  $   252.91  $   260.24  $   267.79  $   275.56

INVESTOR
CLASS          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
   Expense
   Ratio(1)        1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%       1.35%
Cumulative
   Return
   Before
   Expenses        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
   Return
   After
   Expenses        3.65%       7.43%      11.35%      15.42%      19.63%      24.00%      28.52%      33.22%      38.08%      43.12%
End of Year
   Balance   $10,365.00  $10,743.32  $11,135.45  $11,541.90  $11,963.18  $12,399.83  $12,852.43  $13,321.54  $13,807.78  $14,311.76
Estimated
   Annual
   Expenses  $   137.46  $   142.48  $   147.68  $   153.07  $   158.66  $   164.45  $   170.45  $   176.67  $   183.12  $   189.81

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED JUNE 30, 2008

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM Utilities Fund
AIM Energy Fund
AIM Technology Fund

Effective July 1, 2008, the following replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 6 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
(fees paid directly from your investment)          ENERGY   TECHNOLOGY    UTILITIES
-----------------------------------------          ------   ----------   ----------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                  None      None         None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              None      None         None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund assets)      ENERGY   TECHNOLOGY    UTILITIES
---------------------------------------------      ------   ----------   ----------
Management Fees                                     0.61%      0.67%        0.73%
Distribution and/or Service (12b-1) Fees            None       None         None
Other Expenses                                      0.08       0.20         0.16
Acquired Fund Fees and Expenses                     0.01       0.01         0.01
Total Annual Fund Operating Expenses                0.70       0.88         0.90
Fee Waiver(2)                                       0.01       0.01         0.00
Net Annual Fund Operating Expenses                  0.69       0.87         0.90

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2007, Invesco Aim contractually agreed to waive 100% of the advisory fee Invesco Aim receives from the affiliated money market funds on investments by the fund in such affiliated money market funds. This contractual waiver resulted in an aggregate reduction in advisory fees of 0.01% for all classes of Energy and Technology for the year ended March 31, 2008. This waiver agreement is in effect through at least June 30, 2009.

     If a financial institution is managing your account, you may also be charged a transaction or other fee of such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

             1 YEAR   3 YEARS   5 YEARS   10 YEARS
             ------   -------   -------   --------
Energy         $70      $223      $389     $  870
Technology      89       280       487      1,083
Utilities       92       287       498      1,108"

Effective July 1, 2008, the following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 7 of the prospectus:

"The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact the funds' expenses, including investment advisory fees and other fund costs on the funds' return over a 10-year period. The example reflects the following:

     - You invest $10,000 in a fund and hold it for the entire 10 year period;

     -    Your investment has a 5% return before expenses each year; and

     - Energy's and Technology's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for the funds' Institutional classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement your actual expense may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below:



               YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7      YEAR 8     YEAR 9      YEAR 10
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
ENERGY--
INSTITUTIONAL
CLASS
Annual
   Expense
   Ratio(1)        0.69%       0.70%       0.70%       0.70%       0.70%       0.70%       0.70%       0.70%       0.70%       0.70%
Cumulative
   Return
   Before
   Expenses        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
   Return
   After
   Expenses        4.31%       8.80%      13.47%      18.35%      23.44%      28.75%      34.29%      40.06%      46.08%      52.36%
End of Year
   Balance   $10,431.00  $10,879.53  $11,347.35  $11,835.29  $12,344.21  $12,875.01  $13,428.63  $14,006.06  $14,608.32  $15,236.48
Estimated
   Annual
   Expenses  $    70.49  $    74.59  $    77.79  $    81.14  $    84.63  $    88.27  $    92.06  $    96.02  $   100.15  $   104.46

               YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7      YEAR 8     YEAR 9      YEAR 10
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TECHNOLOGY--
INSTITUTIONAL
CLASS

Annual
   Expense
   Ratio(1)        0.87%       0.88%       0.88%       0.88%       0.88%       0.88%       0.88%       0.88%       0.88%       0.88%
Cumulative
   Return
   Before
   Expenses        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
   Return
   After
   Expenses        4.13%       8.42%      12.89%      17.54%      22.38%      27.42%      32.67%      38.14%      43.83%      49.76%
End of Year
   Balance   $10,413.00  $10,842.02  $11,288.71  $11,753.80  $12,238.06  $12,742.27  $13,267.25  $13,813.86  $14,382.99  $14,975.57
Estimated
   Annual
   Expenses  $    88.80  $    93.52  $    97.38  $   101.39  $   105.56  $   109.91  $   114.44  $   119.16  $   124.07  $   129.18

               YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7      YEAR 8     YEAR 9      YEAR 10
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
UTILITIES--
INSTITUTIONAL
CLASS
Annual
   Expense
   Ratio(1)        0.90%       0.90%       0.90%       0.90%       0.90%       0.90%       0.90%       0.90%       0.90%       0.90%
Cumulative
   Return
   Before
   Expenses        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Cumulative
   Return
   After
   Expenses        4.10%       8.37%      12.81%      17.44%      22.25%      27.26%      32.48%      37.91%      43.57%      49.45%
End of Year
   Balance   $10,410.00  $10,836.81  $11,281.12  $11,743.65  $12,225.13  $12,726.37  $13,248.15  $13,791.32  $14,356.76  $14,945.39
Estimated
   Annual
   Expenses  $    91.85  $    95.61  $    99.53  $   103.61  $   107.86  $   112.28  $   116.89  $   121.68  $   126.67  $   131.86

(1)  Your actual expenses may be higher or lower than those shown."